Concentrations	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
Concentrations

Note 21—Concentrations

During the years ended December 31, 2022 and 2021, the Company had two customers who individually accounted for 10% or more of the Company’s total revenue and together for approximately 26% and 30% of the total revenues, respectively. As of December 31, 2022, the Company had three customers who individually accounted for 10% or more of the Company’s total accounts receivable and contract assets and together for approximately 38% of the total accounts receivable and contract assets, while one customer individually accounted for 10% or more of the Company’s total accounts receivable at 15% as of December 31, 2021.